Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues		$ 42,537,106	$ 59,794,661	$ 82,249,571
Cost of revenues		(33,572,527)	(46,802,361)	(65,694,259)
Gross profit		8,964,579	12,992,300	16,555,312
Operating expenses
Selling and marketing expenses		(2,034,499)	(5,928,373)	(5,008,429)
General and administrative expenses		(25,738,146)	(47,625,145)	(15,969,072)
Research and development expenses		(2,276,364)	(8,839,897)	(6,447,626)
Total operating expenses		(30,049,009)	(62,393,415)	(27,425,127)
Gain on disposal of a subsidiary		4,970		402,044
Bargain purchase gain				2,626,224
Loss from operations		(21,079,460)	(49,401,115)	(7,841,547)
Interest income, net		98,052	66,263	37,620
Interest expense		(873,681)	(511,429)	(183,278)
Investment income		10,271	76,768	145,976
Gain from equity method investments
Impairment loss from long term investment			(24,005,161)
Impairment loss on goodwill		(1,415,341)	(10,636,358)
Other income, net		321,744	1,130,734	843,587
Loss before income taxes		(22,938,415)	(83,280,298)	(6,997,642)
Income tax benefit (expenses)		4,266,887	196,219	(221,969)
Net loss from continuing operations		(18,671,528)	(83,084,079)	(7,219,611)
Net income from discontinued operations, net of tax				520,000
Net loss		(18,671,528)	(83,084,079)	(6,699,611)
Net loss from continuing operations		(18,671,528)	(83,084,079)	(7,219,611)
Less: Net income (loss) from continuing operations attributable to non-controlling interests		(2,564,138)	(1,229,446)	(966,093)
Net loss from continuing operations attributable to Baijiayun Group Ltd		(16,107,390)	(81,854,633)	(6,253,518)
Net income from discontinued operations attributable to Baijiayun Group Ltd				520,000
Accretion of convertible redeemable preferred shares				(2,001,777)
Net loss from continuing operations attributable to Baijiayun Group Ltd’s ordinary shareholders		(16,107,390)	(81,854,633)	(8,255,295)
Net income from discontinued operations attributable to Baijiayun Group Ltd’s ordinary shareholders				520,000
Net loss		(18,671,528)	(83,084,079)	(6,699,611)
Other comprehensive loss
Foreign currency translation adjustments		220,950	1,752,627	(4,185,820)
Comprehensive loss		(18,450,578)	(81,331,452)	(10,885,431)
Less: Comprehensive income (loss) attributable to non-controlling interests		(2,564,138)	(1,229,446)	(966,093)
Comprehensive loss available to Baijiayun Group Ltd		(15,886,440)	(80,102,006)	(9,919,338)
Accretion of convertible redeemable preferred shares				(2,001,777)
Comprehensive loss attributable to Baijiayun Group Ltd’s ordinary shareholders		$ (15,886,440)	$ (80,102,006)	$ (11,921,115)
Weighted average number of ordinary shares outstanding(1)(2)
Basic (in Shares)	[1]	1,033,554	962,772	746,343
Diluted (in Shares)	[1]	1,033,554	962,772	746,343
Basic loss per share (in Dollars per share)	[1]	$ (15.58)	$ (85.02)	$ (10)
Continuing operations (in Dollars per share)	[1]	(15.58)	(85.02)	(11)
Discontinued operations (in Dollars per share)	[1]			1
Diluted loss per share (in Dollars per share)	[1]	(15.58)	(85.02)	(10)
Continuing operations (in Dollars per share)	[1]	(15.58)	(85.02)	(11)
Discontinued operations (in Dollars per share)	[1]			$ 1

[1]	Retrospectively restated for the 1-for-20 reverse stock split effective on May 13, 2025.